Share capital - Common shares issued narrative (Details) - USD ($) $ / shares in Units, shares in Thousands		12 Months Ended
	Mar. 20, 2017	Dec. 31, 2018	Dec. 31, 2017	Nov. 30, 2018
Disclosure of classes of share capital [line items]
Net proceeds from issuance of common shares		$ 0	$ 162,324,000
Bought Deal public offering [Abstract]
Share issue costs, bought deal units			10,780,000
Public Offering
Disclosure of classes of share capital [line items]
Number of shares issued, public offering	25,645
Share issuance, price per share (in dollars per share)	$ 6.75
Net proceeds from issuance of common shares	$ 173,104,000
Commission rate to allocate share issue costs	6.00%
Commission paid to placement agents and filing	$ 10,386,000
Bought Deal public offering [Abstract]
Share issue costs, bought deal units	$ 10,780,000
Over-allotment offering
Disclosure of classes of share capital [line items]
Number of shares issued, public offering	3,345
Common shares | ATM Facilities
ATM Facilities [Abstract]
Controlled equity offering				$ 30,000,000
Other income (expense) | Bought Deal Public Offering
Bought Deal public offering [Abstract]
Commission paid for legal and other professional fees, bought deal units			$ 655,000